39142-P1 1/26

PUTNAM FUNDS TRUST

SUPPLEMENT DATED JANUARY 16, 2026

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED SEPTEMBER 1, 2025 OF

PUTNAM CORE EQUITY FUND

The following replaces the section of the Fund’s SAI entitled “PORTFOLIO MANAGER — Portfolio managers’ securities ownership”:

The table below identifies ownership of equity securities of the Fund by the portfolio managers responsible for the day-to-day management of the Fund as of April 30, 2025.

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Walter Scully Gerard Sullivan Arthur Yeager	over $1,000,000 over $1,000,000 $500,001- $1,000,000

Please retain this supplement for future reference.